Cover	Nov. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41076
Entity Registrant Name	ShoulderUp Technology Acquisition Corp.
Entity Central Index Key	0001885461
Entity Tax Identification Number	87-1730135
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 Townpark Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Kennesaw
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30144
City Area Code	970
Local Phone Number	924-0446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false